income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 604	$ 586
Revaluation of deferred income tax liability to reflect future income tax rates	(124)
Adjustments recognized in the current period for income taxes of prior periods	(17)	(6)
Other	5	(28)
Income taxes	$ 468	$ 552
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	26.90%	27.00%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a percent)	(5.50%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(0.80%)	(0.30%)
Tax rate effect for other (as a percent)	0.20%	(1.30%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	20.80%	25.40%